Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Current:
PRC	$ 130,927	$ 97,594	$ 44,378
Deferred:
PRC	(21,237)	(31,528)	91,934
Total provision for income taxes	$ 109,690	$ 66,066	$ 136,312